U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

November 24, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Professionally Managed Portfolios (the “Trust”)
File Nos.:  33-12213 and 811-05037

Dear Sir or Madam:

Transmitted herewith, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, is Post-Effective Amendment No. 362 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 363 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the two series’ Prospectuses to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  Because the changes to the Prospectuses were significant, we believe that filing a marked version of the Prospectuses to show changes would not be beneficial in your review.  Accordingly, the Prospectuses have not been “R” tagged.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60 day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund under Rule 497(k).

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC